Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2014
Registrant Name	dei_EntityRegistrantName	FEDERATED INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000357052
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 18, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 18, 2014
Prospectus Date	rr_ProspectusDate	Mar. 31, 2014